Acquisition and Divestitures Acquisition and Divestitures (Details) number in Thousands, $ in Millions					3 Months Ended			4 Months Ended	9 Months Ended
		Oct. 30, 2017 USD ($)	Jun. 28, 2017 USD ($)	Jan. 01, 2017 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)		Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)		Sep. 30, 2016 USD ($)		Nov. 08, 2017	Dec. 31, 2016 USD ($)
Acquisition and Divestitures
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	[1]								$ 314	[2]	$ 242
Goodwill						$ 861	[3]	$ 861 [3]	861	[3]				$ 117
Business Acquisition, Revenue											1,100
Business Acquisition, Net Earnings											277
Payments for (Proceeds from) Other Investing Activities			$ 28						(46)	[2]	4	[2]
(Gain) loss on asset disposals and impairments			$ 25						25	[1]	(3)	[1]
Proceeds from Lines of Credit	[2]								319		761
North Dakota Gathering and Processing Assets [Member]
Acquisition and Divestitures
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Property, Plant, and Equipment									31
Business Combination, Consideration Transferred				$ 705
Goodwill, Purchase Accounting Adjustments									4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles									(32)
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory									(3)
Inventory						2		2	2
Property, plant and equipment						571		571	571
Intangibles	[4]					122		122	122
Goodwill	[5]					10		10	10
Total purchase price						705		705	$ 705
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									10 years 7 months 6 days
Amortization of Intangible Assets									$ 9
Business Acquisition, Revenue									307
Business Acquisition, Net Earnings									42
Subsequent Event | Anacortes Logistics Assets [Member]
Acquisition and Divestitures
Business Combination, Consideration Transferred					$ 445
Storage Capacity													3,900
Proceeds from Lines of Credit					400
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					$ 45
Subsequent Event | Anacortes Marine Terminal [Member]
Acquisition and Divestitures
Terminal Throughput Capacity, Barrels Per Day													73
Subsequent Event | Anacortes Rail Facility Acquisition [Member]
Acquisition and Divestitures
Terminal Throughput Capacity, Barrels Per Day													4
Pipeline Throughput Capacity, Barrels per Day													111
WNRL Merger
Acquisition and Divestitures
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months						9		9	9
Finite-Lived Intangible Assets, Accumulated Amortization						3		3	3
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed						9			9
Refining and Marketing Revenue								834
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest								15
Finite-Lived Intangible Assets, Gross						$ 130		$ 130	130
Business Acquisition, Revenue									3,148		2,515
Business Acquisition, Net Earnings									$ 349		$ 245
WNRL Merger | Subsequent Event
Acquisition and Divestitures
Finite-Lived Intangible Assets, Amortization Expense, Year Two		$ 9
Finite-Lived Intangible Assets, Amortization Expense, Year Three		9
Finite-Lived Intangible Assets, Amortization Expense, Year Four		36
Finite-Lived Intangible Assets, Amortization Expense, Year Five		9
Inventory		11
Property, plant and equipment	[6]	1,301
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		130
Goodwill		$ 734
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		15 years
Equity Issued in Business Combination, Fair Value Disclosure		$ 1,700
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest		1,781
Terminalling and Transportation | WNRL Merger | Subsequent Event
Acquisition and Divestitures
Goodwill		357
Wholesale Segment [Member] | WNRL Merger | Subsequent Event
Acquisition and Divestitures
Goodwill		272
Other Affiliates [Member] | WNRL Merger | Subsequent Event
Acquisition and Divestitures
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		$ 130

[1]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[3]	(a)Adjusted to include the historical results of the Predecessors. See Note 1 for further discussion.
[4]	The intangibles consist of customer contracts with a weighted average amortization period of 10.6 years. Amortization of intangible assets for the nine months ended September 30, 2017 was $9 million.
[5]	We evaluated several factors that contributed to the amount of goodwill presented above. These factors include the geographic proximity of the acquired assets to existing assets owned by the Partnership along with the improved overall basin logistics efficiencies we can leverage.
[6]	(a)Estimated useful lives ranging from 3 to 22 years have been assumed based on the preliminary valuation.